Liability related to sales of future royalties and sales milestones, net - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 06, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Debt financing commitment, maximum amount to be received	$ 150.0
Allocated proceeds		$ 45.9
Blackstone
Class of Warrant or Right [Line Items]
Variable consideration amount, agreement inception		150.0
Blackstone | Estimate of Fair Value Measurement | Investor
Class of Warrant or Right [Line Items]
Allocated consideration based on relative fair value (in millions)		150.0
Net allocated consideration based on relative fair value after transaction costs		147.4
Affiliated Entity | Blackstone
Class of Warrant or Right [Line Items]
Proceeds from liability related to the sale of future royalties and sales milestones		50.0
Remaining performance obligation, variable consideration amount	$ 100.0
Liability related to the sale of future royalties and sales milestones, net (Blackstone Collaboration Agreement) | Blackstone | Estimate of Fair Value Measurement | Investor
Class of Warrant or Right [Line Items]
Allocated consideration based on relative fair value (in millions)		46.4
Net allocated consideration based on relative fair value after transaction costs		$ 45.9
Strategic Collaboration and Financing Agreement
Class of Warrant or Right [Line Items]
Effective percentage		15.80%